ASSET DECOMMISSION OBLIGATION - (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Angra 1 Plant
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	R$ 1,588,482	R$ 1,498,724
Angra 2 Plant
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	R$ 1,031,646	R$ 971,676